Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Valuation of Financial Instruments that are Marked-to-Market on Recurring Basis

The following table summarizes the valuation of our financial instruments that are marked-to-market on a recurring basis.

	Fair Value Measurements on a Recurring Basis
	December 31, 2013				December 31, 2012
(Dollars in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments:
Agency residential mortgage-backed securities	$—	$102	$—	$102	$—	$63	$—	$63
Guaranteed investment contracts	—	—	—	—	—	9	—	9
Other	—	7	—	7	—	9	—	9

Total available-for-sale investments	—	109	—	109	—	81	—	81
Derivative instruments:(1)
Interest rate swaps	—	785	38	823	—	1,444	102	1,546
Cross currency interest rate swaps	—	27	1,158	1,185	—	48	1,187	1,235
Other	—	—	2	2	—	—	4	4

Total derivative assets(3)	—	812	1,198	2,010	—	1,492	1,293	2,785

Total	$—	$921	$1,198	$2,119	$—	$1,573	$1,293	$2,866

Liabilities(2)
Derivative instruments(1)
Interest rate swaps	$—	$(239)	$(125)	$(364)	$—	$(34)	$(175)	$(209)
Floor Income Contracts	—	(1,384)	—	(1,384)	—	(2,154)	—	(2,154)
Cross currency interest rate swaps	—	(35)	(151)	(186)	—	(2)	(134)	(136)
Other	—	—	(23)	(23)	—	—	—	—

Total derivative liabilities(3)	—	(1,658)	(299)	(1,957)	—	(2,190)	(309)	(2,499)

Total	$—	$(1,658)	$(299)	$(1,957)	$—	$(2,190)	$(309)	$(2,499)

(1)	Fair value of derivative instruments excludes accrued interest and the value of collateral.

(2)

Borrowings which are the hedged items in a fair value hedge relationship and which are adjusted for changes in value due to benchmark interest rates only are not carried at full fair value and are not reflected in this table.

(3)	See “Note 7 — Derivative Financial Instruments” for a reconciliation of gross positions without the impact of master netting agreements to the balance sheet classification.

Change in Balance Sheet Carrying Value Associated with Level 3 Financial Instruments Carried at Fair Value on Recurring Basis

The following tables summarize the change in balance sheet carrying value associated with level 3 financial instruments carried at fair value on a recurring basis.

	Year Ended December 31, 2013
	Derivative Instruments
(Dollars in millions)	Interest Rate Swaps	Cross Currency Interest Rate Swaps	Other	Total Derivative Instruments
Balance, beginning of period	$(73)	$1,053	$4	$984
Total gains/(losses) (realized and unrealized):
Included in earnings(1)	9	63	(22)	50
Included in other comprehensive income	—	—	—	—
Settlements	(23)	(109)	(3)	(135)
Transfers in and/or out of level 3	—	—	—	—

Balance, end of period	$(87)	$1,007	$(21)	$899

Change in unrealized gains/(losses) relating to instruments still held at the reporting date(2)	$(2)	$116	$(19)	$95

	Year Ended December 31, 2012
	Derivative Instruments
(Dollars in millions)	Interest Rate Swaps	Cross Currency Interest Rate Swaps	Other	Total Derivative Instruments
Balance, beginning of period	$(40)	$1,021	$1	$982
Total gains/(losses) (realized and unrealized):
Included in earnings(1)	(5)	159	3	157
Included in other comprehensive income	—	—	—	—
Settlements	(28)	(127)	—	(155)
Transfers in and/or out of level 3	—	—	—	—

Balance, end of period	$(73)	$1,053	$4	$984

Change in unrealized gains/(losses) relating to instruments still held at the reporting date(2)	$(31)	$55	$4	$28

	Year Ended December 31, 2011
	Derivative Instruments
(Dollars in millions)	Interest Rate Swaps	Cross Currency Interest Rate Swaps	Other	Total Derivative Instruments
Balance, beginning of period	$(90)	$1,427	$26	$1,363
Total gains/(losses) (realized and unrealized):
Included in earnings(1)	69	(176)	33	(74)
Included in other comprehensive income	—	—	—	—
Settlements	(19)	(230)	(58)	(307)
Transfers in and/or out of level 3	—	—	—	—

Balance, end of period	$(40)	$1,021	$1	$982

Change in unrealized gains/(losses) relating to instruments still held at the reporting date(2)	$6	$(408)	$11	$(391)

(1)	“Included in earnings” is comprised of the following amounts recorded in the specified line item in the consolidated statements of income:

Included in Earnings

	Years Ended December 31,
(Dollars in millions)	2013	2012	2011
Gains (losses) on derivative and hedging activities, net	$(27)	$37	$(298)
Interest expense	77	120	224

Total	$50	$157	$(74)

(2)	Recorded in “gains (losses) on derivative and hedging activities, net” in the consolidated statements of income.

Unobservable Data Used in Recurring Valuations of Level 3

The following table presents the significant inputs that are unobservable or from inactive markets used in the recurring valuations of the level 3 financial instruments detailed above.

(Dollars in millions)	Fair Value at December 31, 2013	Valuation Technique	Input	Range (Weighted Average)
Derivatives
Consumer Price Index/LIBOR basis swaps	$33	Discounted cash flow	Bid/ask adjustment to discount rate	0.05% — 0.05% (0.05%)

Prime/LIBOR basis swaps	(120)	Discounted cash flow	Constant Prepayment Rate	4.2%
			Bid/ask adjustment to discount rate	0.08% — 0.08% (0.08%)

Cross-currency interest rate swaps	1,007	Discounted cash flow	Constant Prepayment Rate	2.6%
Other	(21)

Total	$899

Fair Values of Financial Assets and Liabilities, Including Derivative Financial Instruments

The following table summarizes the fair values of our financial assets and liabilities, including derivative financial instruments.

	December 31, 2013			December 31, 2012
(Dollars in millions)	Fair Value	Carrying Value	Difference	Fair Value	Carrying Value	Difference
Earning assets
FFELP Loans	$104,481	$104,588	$(107)	$125,042	$125,612	$(570)
Private Education Loans	37,485	37,512	(27)	36,081	36,934	(853)
Cash and investments(1)	9,732	9,732	—	9,994	9,994	—

Total earning assets	151,698	151,832	(134)	171,117	172,540	(1,423)

Interest-bearing liabilities
Short-term borrowings	13,807	13,795	(12)	19,861	19,856	(5)
Long-term borrowings	133,578	136,648	3,070	146,210	152,401	6,191

Total interest-bearing liabilities	147,385	150,443	3,058	166,071	172,257	6,186

Derivative financial instruments
Floor Income Contracts	(1,384)	(1,384)	—	(2,154)	(2,154)	—
Interest rate swaps	459	459	—	1,337	1,337	—
Cross currency interest rate swaps	999	999	—	1,099	1,099	—
Other	(21)	(21)	—	4	4	—

Excess of net asset fair value over carrying value			$2,924			$4,763

(1)

“Cash and investments” includes available-for-sale investments that consist of investments that are primarily agency securities whose cost basis is $113 million and $78 million at December 31, 2013 and 2012, respectively, versus a fair value of $109 million and $81 million at December 31, 2013 and 2012, respectively.